Loans and Accounts Receivable at Amortised Cost	12 Months Ended
Dec. 31, 2019
Loans And Account Receivable At Amortised Cost - Under Ifrs 9
LOANS AND ACCOUNTS RECEIVABLE AT AMORTISED COST

NOTE 09

LOANS AND ACCOUNTS RECEIVABLE AT AMORTISED COST

As of December 31, 2019 the composition of the loan portfolio is as follows:

	Assets before allowances				ECL allowance				Net
As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	14,852	-	-	14,852	1	-	-	1	14,851
Commercial loans	10,179,002	870,028	659,157	11,708,187	41,296	41,734	301,094	384,124	11,324,063
Foreign trade loans	1,519,757	155,324	38,552	1,713,633	4,113	705	23,569	28,387	1,685,246
Checking accounts debtors	166,771	16,108	14,014	196,893	1,492	764	9,644	11,900	184,993
Factoring transactions	478,465	7,946	2,989	489,400	1,158	234	1,904	3,296	486,104
Student loans	57,206	5,942	8,125	71,273	1,774	1,950	5,595	9,319	61,954
Leasing transactions	1,184,765	178,556	61,541	1,424,862	5,415	8,270	30,960	44,645	1,380,217
Other loans and account receivable	201,805	11,163	30,257	243,225	2,178	2,287	20,432	24,615	218,328
Subtotal	13,802,623	1,245,067	814,635	15,862,325	57,427	55,944	393,198	506,569	15,355,756

Mortgage loans
Loans with mortgage finance bonds	10,774	744	780	12,298	13	21	103	137	12,161
Endorsable mortgage mutual loans	92,792	2,819	4,541	100,152	72	103	641	816	99,336
Other mortgage mutual loans	10,172,400	454,385	523,760	11,150,545	8,361	14,385	77,360	100,106	11,050,439
Subtotal	10,275,966	457,948	529,081	11,262,995	8,446	14,509	78,104	101,059	11,161,936

Consumer loans
Installment consumer loans	3,378,489	270,347	268,700	3,917,536	51,289	45,102	158,670	255,061	3,662,475
Credit card balances	1,341,734	17,668	18,308	1,377,710	12,507	4,894	9,936	27,337	1,350,373
Leasing transactions	3,569	303	80	3,952	56	30	36	122	3,830
Other consumer loans	239,255	4,400	3,342	246,997	3,544	782	1,621	5,947	241,050
Subtotal	4,963,047	292,718	290,430	5,546,195	67,396	50,808	170,263	288,467	5,257,728

Total	29,041,636	1,995,733	1,634,146	32,671,515	133,269	121,261	641,565	896,095	31,775,420

As of December 31, 2018 the composition of the loan portfolio is as follows:

	Assets before allowances				ECL allowance				Net
As of December 31, 2018	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	15,093	-	-	15,093	10	-	-	10	15,083
Commercial loans	9,684,451	841,123	608,192	11,133,766	52,782	41,954	274,050	368,786	10,764,980
Foreign trade loans	1,646,337	56,295	49,805	1,752,437	5,466	735	33,716	39,917	1,712,520
Checking accounts debtors	183,290	16,452	15,420	215,162	2,108	467	11,209	13,784	201,378
Factoring transactions	370,391	6,005	4,587	380,983	829	91	3,433	4,353	376,630
Student loans	64,381	6,049	9,486	79,916	2,705	2,170	6,315	11,190	68,726
Leasing transactions	1,225,755	169,196	48,773	1,443,724	7,236	9,033	22,531	38,800	1,404,924
Other loans and account receivable	123,108	5,135	36,821	165,064	2,594	1,190	26,178	29,962	135,101
Subtotal	13,312,806	1,100,255	773,084	15,186,145	73,730	55,640	377,432	506,802	14,679,342

Mortgage loans
Loans with mortgage finance bonds	15,261	1,241	924	17,426	20	40	117	177	17,249
Endorsable mortgage mutual loans	101,074	3,454	4,008	108,536	87	126	592	805	107,731
Other mortgage mutual loans	9,142,627	442,801	439,591	10,025,019	8,899	14,936	66,453	90,288	9,934,731
Subtotal	9,258,962	447,496	444,523	10,150,981	9,006	15,102	67,162	91,270	10,059,711

Consumer loans
Installment consumer loans	2,693,260	231,107	265,303	3,189,670	50,748	48,622	148,017	247,387	2,942,283
Credit card balances	1,385,783	14,977	16,392	1,417,152	15,087	4,961	8,740	28,788	1,388,364
Leasing transactions	3,974	133	50	4,157	83	22	22	127	4,030
Other consumer loans	258,723	2,822	3,765	265,310	4,986	767	2,287	8,040	257,270
Subtotal	4,341,740	249,039	285,510	4,876,289	70,904	54,372	159,066	284,342	4,591,947

Total	26,913,508	1,796,790	1,503,117	30,213,415	153,640	125,114	603,660	882,414	29,331,001

a.	Commercial loans

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2019, is as follow:

	Stage1		Stage2		Stage3
	Individual	Collective	Individual	Collective	Individual	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019(*)	9,695,837	3,644,407	867,783	235,239	386,929	387,265	15,217,460
Transfers
Transfers to stage 2	(518,990)	(347,678)	518,990	347,678	-	-	-
Transfers to stage 3	-	(41,696)	-	-	-	41,696	-
Transfers to stage 3	-	-	(132,136)	(230,125)	132,136	230,125	-
Transfers to stage 1	158,935	159,009	(158,935)	(159,009)	-	-	-
Transfers to stage 2	-	-	11,229	120,293	(11,229)	(120,293)	-
Transfers to stage 1	-	1,134	-	-	-	(1,134)	-
Net changes of financial assets	542,311	415,524	(119,884)	(68,960)	(24,788)	(31,945)	712,258
Write-off	-	-	-	-	(83,845)	(94,004)	(177,849)
Foreign exchange adjustments and others	330,171	(236,341)	17,920	(5,016)	1,804	1,918	110,456
At December 31, 2019	10,208,264	3,594,359	1,004,967	240,100	401,007	413,628	15,862,325

	Stage1		Stage2		Stage3
	Individual	Collective	Individual	Collective	Individual	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019(*)	30,189	44,104	31,066	24,945	198,115	179,771	508,190
Transfers
Transfers to stage 2	(7,786)	(20,058)	17,237	68,705	-	-	58,098
Transfers to stage 3	-	(2,666)	-	-	-	16,087	13,421
Transfers to stage 3	-	-	(8,567)	(42,601)	44,203	71,200	64,235
Transfers to stage 1	1,576	4,838	(7,525)	(22,278)	-	-	(23,389)
Transfers to stage 2	-	-	685	9,667	(3,867)	(27,482)	(20,997)
Transfers to stage 1	-	88	-	-	-	(242)	(154)
Net changes of the exposure and modifications in credit risk	(6,948)	14,199	(3,151)	(12,533)	41,365	54,962	87,894
Write-off	-	-	-	-	(83,844)	(94,014)	(177,858)
Foreign exchange adjustments and others	4,508	(4,617)	644	(350)	193	(3,249)	(2,871)
At December 31, 2019	21,539	35,888	30,389	25,555	196,165	197,033	506,569

(*) Include loans and ECL balances of the acquired Santander Consumer Chile S.A.

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2018, is as follow:

	Stage1		Stage2		Stage3
	Individual	Collective	Individual	Collective	Individual	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2018	9,062,153	3,338,916	630,515	208,018	372,744	350,747	13,963,093
Transfers
Transfers to stage 2	(225,062)	(53,020)	225,062	53,020	-	-	-
Transfers to stage 3	(16,654)	(67,886)	-	-	16,654	67,886	-
Transfers to stage 3	-	-	(59,688)	(40,853)	59,688	40,853	-
Transfers to stage 1	13,199	52,755	(13,199)	(52,755)	-		-
Transfers to stage 2	-	-	4,451	36,247	(4,451)	(36,247)	-
Transfers to stage 1	-	718	-	-		(718)	-
Net changes on financial assets	1,334,933	708,531	138,436	48,323	4,240	70,848	2,305,311
Write-off	-	-	-	-	(53,921)	(74,430)	(128,351)
Foreign Exchange adjustments and others	(472,732)	(363,045)	(57,794)	(19,528)	(8,025)	(32,784)	(953,908)
At December 31, 2018	9,695,837	3,616,969	867,783	232,472	386,929	386,153	15,186,145

	Stage1		Stage2		Stage3
	Individual	Collective	Individual	Collective	Individual	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2018	29,797	50,014	28,282	23,041	191,397	160,182	482,713
Transfers
Transfers to stage 2	(2,719)	(1,525)	8,005	8,169	-	-	11,930
Transfers to stage 3	(241)	(2,697)	-	-	6,612	29,839	33,513
Transfers to stage 3	-	-	(5,541)	(6,776)	22,705	17,475	27,863
Transfers to stage 1	167	553	(411)	(3,402)	-		(3,093)
Transfers to stage 2	-		330	1,854	(1,704)	(6,776)	(6,296)
Transfers to stage 1	-	22	-	-	-	(72)	(50)
Net changes of the exposure and modifications in the credit risk	4,105	3,770	2,740	2,855	1,251	29,253	43,974
Write-off	-	-	-		(37,439)	(58,510)	(95,949)
Foreign Exchange adjustments and others	(920)	(6,646)	(2,339)	(1,167)	15,293	7,926	12,197
At December 31, 2018	30,189	43,541	31,066	24,574	198,115	179,317	506,802

b.	Mortgage loans

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2019, is as follow:

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019	9,258,962	447,496	444,523	10,150,981
Transfers
Transfers to stage 2	(481,646)	481,646	-	-
Transfers to stage 3	(60,329)	-	60,329	-
Transfers to stage 3	-	(333,706)	333,706	-
Transfers to stage 1	361,293	(361,293)	-	-
Transfers to stage 2	-	250,896	(250,896)	-
Transfers to stage 1	2,338	-	(2,338)	-
Net changes on financial assets	1,131,941	(35,200)	(24,539)	1,072,202
Write-off	-	-	(34,184)	(34,184)
Foreign exchange adjustments and others	63,407	8,109	2,480	73,996
At 31 December 2019	10,275,966	457,948	529,081	11,262,995

	Stage 1	Stage 2	Stage 3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	9,006	15,102	67,162	91,270
Transfers
Transfers to stage 2	(3,318)	3,318	-	-
Transfers to stage 3	(311)	-	311	-
Transfers to stage 3	-	(12,598)	12,598	-
Transfers to stage 1	13,849	(13,849)	-	-
Transfers to stage 2	-	29,303	(29,303)	-
Transfers to stage 1	193	-	(193)	-
Net changes of the exposure and modifications in credit risk	(11,007)	(6,825)	57,300	39,468
Write-off	-	-	(34,184)	(34,184)
Foreign exchange adjustments and others	34	58	4,413	4,505
At 31 December 2019	8,446	14,509	78,104	101,059

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2018, is as follow:

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2018	8,191,229	469,349	436,317	9,096,895
Transfers
Transfers to stage 2	(87,473)	87,473	-	-
Transfers to stage 3	(64,949)	-	64,949	-
Transfers to stage 3	-	(54,488)	54,488	-
Transfers to stage 1	162,432	(162,432)	-	-
Transfers to stage 2	-	79,159	(79,159)	-
Transfers to stage 1	2,612	-	(2,612)	-
Net changes on financial assets	1,226,259	34,653	10,215	1,271,127
Write-off	-	-	(31,664)	(31,664)
Foreign Exchange adjustments and others	(171,148)	(6,218)	(8,011)	(185,377)
At December 31, 2018	9,258,962	447,496	444,523	10,150,981

	Stage 1	Stage 2	Stage 3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2018	14,602	20,227	73,190	108,019
Transfers
Transfers to stage 2	(516)	3,846	-	3,330
Transfers to stage 3	(383)	-	9,060	8,677
Transfers to stage 3	-	(2,518)	8,056	5,538
Transfers to stage 1	263	(6,255)	-	(5,992)
Transfers to stage 2	-	2,296	(10,185)	(7,889)
Transfers to stage 1	91	-	(232)	(141)
Net changes of the exposure and modifications in the credit risk	1,601	575	(1,784)	392
Write-off	-	-	(13,548)	(13,548)
Foreign Exchange adjustments and others	(6,652)	(3,069)	2,605	(7,116)
At December 31, 2018	9,006	15,102	67,162	91,270

c.	Consumer loans

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2019, is as follow:

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019(*)	4,727,464	295,132	300,193	5,322,789
Transfers
Transfers to stage 2	(358,403)	358,403	-	-
Transfers to stage 3	(25,210)	-	25,210	-
Transfers to stage 3	-	(248,494)	248,494	-
Transfers to stage 1	130,611	(130,611)	-	-
Transfers to stage 2	-	56,489	(56,489)	-
Transfers to stage 1	514	-	(514)	-
Net changes on financial assets	430,777	(45,093)	(3,605)	382,079
Write-off	-	-	(223,919)	(223,919)
Foreign Exchange adjustments and others	57,294	6,892	1,060	65,246
At December 31, 2019	4,963,047	292,718	290,430	5,546,195

	Stage 1	Stage 2	Stage 3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019 (*)	75,495	60,467	165,052	301,014
Transfers
Transfers to stage 2	(28,717)	109,916	-	81,199
Transfers to stage 3	(1,633)	-	11,699	10,066
Transfers to stage 3	-	(78,909)	111,334	32,425
Transfers to stage 1	7,941	(32,506)	-	(24,565)
Transfers to stage 2	-	17,002	(31,914)	(14,912)
Transfers to stage 1	47	-	(233)	(186)
Net changes of the exposure and modifications in the credit risk	15,641	(25,712)	135,298	125,227
Write-off	-	-	(223,919)	(223,919)
Foreign Exchange adjustments and others	(1,378)	550	2,946	2,118
At December 31, 2019	67,396	50,808	170,263	288,467

(*)	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.

An analysis of changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2018, is as follow:

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2018	3,978,393	257,580	321,719	4,557,692
Transfers
Transfers to stage 2	(46,936)	46,936		-
Transfers to stage 3	(33,161)		33,161	-
Transfers to stage 3	-	(19,327)	19,327	-
Transfers to stage 1	29,777	(29,777)	-	-
Transfers to stage 2	-	17,988	(17,988)	-
Transfers to stage 1	37	-	(37)	-
Net changes on financial assets	766,069	1,063	76,398	843,530
Write-off	-	-	(115,933)	(115,933)
Foreign Exchange adjustments and others	(352,439)	(25,424)	(31,137)	(409,000)
At December 31, 2018	4,341,740	249,039	285,510	4,876,289

	Stage 1	Stage 2	Stage 3
	Collective	Collective	Collective	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2018	72,712	54,557	170,090	297,359
Transfers
Transfers to stage 2	(2,117)	14,655	-	12,538
Transfers to stage 3	(1,431)	-	16,311	14,880
Transfers to stage 3	-	(3,913)	10,721	6,808
Transfers to stage 1	1,320	(4,890)	-	(3,570)
Transfers to stage 2	-	2,943	(9,107)	(6,164)
Transfers to stage 1	6	-	(18)	(12)
Net changes of the exposure and modifications in the credit risk	3,782	(8,572)	42,194	37,404
Write-off	-	-	(64,506)	(64,506)
Foreign Exchange adjustments and others	(3,368)	(408)	(6,619)	(10,395)
At December 31, 2018	70,904	54,372	159,066	284,342

There were no changes to the assumptions used within the model. During 2019, the Bank completed an update of the 2018 Forward looking assessment, resulting in an increase of MCh$6.998 within the provision for loan losses.